Income Taxes (Components Of Deferred Tax Liabilities (Assets)) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Income Taxes
Depreciation and amortization	$ 39,367	$ 34,172
Intangibles (nonamortizable)	1,897	1,958
Employee benefits	(14,950)	(13,612)
Net operating loss and other carryforwards	(1,502)	(1,552)
Other - net	(1,451)	(1,015)
Subtotal	23,361	19,951
Deferred tax assets valuation allowance	917	949
Net deferred tax liabilities	24,278	20,900
Net long-term deferred tax liabilities	25,748	22,070
Less: Net current deferred tax assets	(1,470)	(1,170)
Net deferred tax liabilities	$ 24,278	$ 20,900